SHARE-BASED PAYMENT - Summary of warrants and pre-funded warrants activity and related information (Details) - Warrants and Prefunded Warrants - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 0.08	$ 0.17	$ 0.17
Expired	0.06	0.32
Exercised		0.06
Outstanding, Ending Balance	0.09	$ 0.08	$ 0.17	$ 0.17
Vested and expected to vest	0.09
Exercisable	$ 0.09
Weighted average remaining contractual life
Outstanding	1 year 6 months 21 days	1 year 9 months 3 days	2 years 25 days	3 years 25 days
Exercised		2 months 1 day
Vested and expected to vest	1 year 6 months 21 days
Exercisable	1 year 6 months 21 days
Common Class A
Number of options
Outstanding, Beginning balance	470,833,300	731,333,300	731,333,300
Expired	(155,166,650)	(260,000,000)
Exercised		(500,000)
Outstanding, Ending balance	315,666,850	470,833,300	731,333,300	731,333,300
Vested and expected to vest	315,666,850
Exercisable	315,666,850